Insurance	12 Months Ended
Dec. 31, 2021
Insurance

39.	Insurance.......

The specification by risk modality and effective date of the main insurance policies can be seen below:

	End	Insured
Policy	of term	amount
Operational risks - HPP Baixo Iguaçu	05.30.2022	2,250,207
Operational risks - Cutia and Bento Miguel	03.29.2023	2,196,012
Named perils	08.24.2022	2,089,718
Operational risks - HPP Colíder	12.01.2022	1,892,320
Operational risks - HPP Governador Jayme Canet Junior	01.22.2023	1,594,472
Fire - owned and rented facilities	08.24.2022	878,937
Operational risks - Brisa Potiguar	06.27.2022	743,616
Operational risks - Elejor	03.11.2023	728,426
Operational risks - UEG Araucária (a)	11.30.2022	699,136
Operational risks - São Bento	06.27.2022	510,557
(a) The insured amount of operational risks - UEG Araucária have been translated from USD into BRL, with the current rate R$5,5805 as of December 31, 2021.

In addition to the insurance policies listed above, the Company takes out other insurance policies with lower values, such as: Directors and Officers liability (D&O), general civil liability, court award payment guarantee, sundry perils, national and international transportation, life, aircraft and vehicles. The guarantee insurance taken out by the subsidiaries, joint ventures and associates have Copel and/or Copel GeT as guarantor, within the limits of their share of interest in each project.